Standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
Standards Issued But Not Yet Effective
3. Standards issued but not yet effective

Up to the date of issue of these financial statements, the following standards and interpretations had been issued which are not yet effective for the year ended December 31, 2018 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Interpretation 23 Uncertainty over Income Tax Treatments	January 1, 2019
Annual Improvements to IFRS Standards 2015-2017 Cycle	January 1, 2019
IFRS 16 Leases	January 1, 2019

The Group completed the assessment of what the impact of these amendments, new standards and interpretations is expected to be in the period of initial application. So far the Group has identified certain aspects of IFRS 16 which may have a significant impact on the consolidated financial statements. Further details of the expected impacts are discussed below. While the assessment has been substantially completed for IFRS 16, the actual impacts upon the initial adoption of this standard may differ as the assessment completed to date is based on the information currently available to the Group, and further impacts may be identified before the standard is initially applied in the Group’s interim financial report for the six months ended June 30, 2019. The Group may also change its accounting policy elections, including the transition options, until the standards are initially applied in that financial report.

IFRS 16 Leases

In January 2016 the IASB issued IFRS 16 Leases. IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosures of leases. This standard is effective for annual periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16. The Group is currently assessing impact of IFRS 16 on its consolidated financial statements. IFRS 16 will change how the Group accounts for leases previously classified as operating leases under IAS 17, which were off-balance sheet.

On initial application of IFRS 16, for all leases, the Group will:

(a)	Recognise right-of-use assets and lease liabilities in the consolidated statement of financial position, initially measured at the present value of the future lease payments;

(b)	Recognize depreciation of right-of-use assets and interest on lease liabilities in the consolidated statement of profit or loss; and

(c)	Separate the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within operating activities) in the consolidated cash flow statement.

Under IFRS 16, right-of-use assets will be tested for impairment in accordance with IAS 36 Impairment of Assets. This will replace the previous requirement to recognize a provision for onerous lease contracts.

For short-term leases (lease term of 12 months or less) and leases of low-value assets, the Group will opt to recognize a lease expense on a straight-line basis as permitted by IFRS 16.

As at December 31, 2018, the Group has non-cancellable operating lease commitments of RMB3.5 million.

A preliminary assessment indicates that RMB3.3 million of these arrangements relate to leases other than short-term leases and leases of low-value assets, and hence the Group will recognize a right-of-use asset of RMB3.3 million and a corresponding lease liability of RMB3.3 million in respect of all these leases. For the entire duration of the lease, the impact on profit or loss is to decrease lease expenses by RMB3.5 million, to increase depreciation of right-of-use asset by RMB3.3 million and to increase interest expense by RMB0.2 million. For 2019, the impact on profit or loss is to decrease lease expense by RMB1,004,000 and to increase depreciation of right-of-use asset by RMB924,000 and to increase interest expense by RMB80,000.

The preliminary assessment indicates that RMB8,000 of these arrangements relate to short-term leases. The Group does not have leases of low-value assets.

There are no other IFRSs or related interpretations that are not yet effective that would be expected to have a material impact on the Group’s consolidated financial statements.